Property, plant and equipment - Summary of property, plant and equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	$ 65,290	$ 63,731
Adjustment on currency translation	(4,078)	679
Adjustments to capitalised closure costs	64	(292)
Interest capitalised	424	275
Additions	9,373	6,920
Depreciation for the year	(5,302)	(4,817)
Impairment charges net of reversals	(543)	(1,159)
Disposals	(98)	(128)
Acquisitions, including fair value adjustment for contributed assets	650
Operations divested	(36)
Transfers and other movements	1,601	81
Property, plant and equipment at end of period	67,345	65,290	$ 63,731
Non-current assets pledged as security	18,388	17,479
Depreciation for the year	$ 5,302	$ 4,817
Average borrowing rate used for capitalisation of interest	7.20%	7.50%
Increase in additions	$ 144	$ 94
Loans secured by non-current assets collateral	$ 4,011	3,994
Carbon emission reduction target (%), 2030	50.00%
Carbon emission reduction target (%), 2050	0.00%
Disposals, transfers and other movements	$ (1,736)	(101)
Exploration and evaluation
Disclosure of detailed information about property, plant and equipment [Line Items]
Disposals, transfers and other movements	(1,789)	$ (176)
Exploration and evaluation | Simandou Iron Ore Project
Disclosure of detailed information about property, plant and equipment [Line Items]
Disposals, transfers and other movements	732
Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Capital expenditure for carbon emission reduction target to 2030	5,000
Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Capital expenditure for carbon emission reduction target to 2030	6,000
Fossil fuels
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment		10 years
- cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	133,189
Property, plant and equipment at end of period	134,804	$ 133,189
– accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(67,899)
Property, plant and equipment at end of period	(67,459)	(67,899)
Mining properties and leases
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	13,555	10,529
Adjustment on currency translation	(500)	14
Adjustments to capitalised closure costs	64	(292)
Interest capitalised	0	0
Additions	350	222
Depreciation for the year	(1,217)	(802)
Impairment charges net of reversals	(38)	(92)
Disposals	(1)	0
Acquisitions, including fair value adjustment for contributed assets	150
Operations divested	0
Transfers and other movements	1,833	3,976
Property, plant and equipment at end of period	14,196	13,555	10,529
Non-current assets pledged as security	5,676	5,307
Depreciation for the year	1,217	802
Mining properties and leases | - cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	29,731
Property, plant and equipment at end of period	30,762	29,731
Mining properties and leases | – accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(16,176)
Property, plant and equipment at end of period	(16,566)	(16,176)
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	8,022	6,699
Adjustment on currency translation	(548)	116
Adjustments to capitalised closure costs	0	0
Interest capitalised	0	0
Additions	246	207
Depreciation for the year	(531)	(504)
Impairment charges net of reversals	(39)	(58)
Disposals	(5)	(28)
Acquisitions, including fair value adjustment for contributed assets	64
Operations divested	(2)
Transfers and other movements	1,013	1,590
Property, plant and equipment at end of period	8,220	8,022	6,699
Non-current assets pledged as security	2,257	1,477
Depreciation for the year	531	504
Land and buildings | Fossil fuels
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	87
Property, plant and equipment at end of period	59	87
Land and buildings | Renewables
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	201
Property, plant and equipment at end of period	177	201
Land and buildings | - cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	14,737
Property, plant and equipment at end of period	14,822	14,737
Land and buildings | – accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(6,715)
Property, plant and equipment at end of period	(6,602)	(6,715)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	36,345	34,407
Adjustment on currency translation	(2,634)	495
Adjustments to capitalised closure costs	0	0
Interest capitalised	0	0
Additions	1,226	1,381
Depreciation for the year	(3,554)	(3,511)
Impairment charges net of reversals	(457)	(922)
Disposals	(75)	(73)
Acquisitions, including fair value adjustment for contributed assets	429
Operations divested	(34)
Transfers and other movements	3,127	4,568
Property, plant and equipment at end of period	34,373	36,345	34,407
Non-current assets pledged as security	7,058	6,980
Depreciation for the year	$ 3,554	3,511
Plant and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	3 years
Plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	50 years
Plant and equipment | - cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	$ 80,993
Property, plant and equipment at end of period	78,295	80,993
Plant and equipment | – accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(44,648)
Property, plant and equipment at end of period	(43,922)	(44,648)
Capital works in progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	7,368	12,096
Adjustment on currency translation	(396)	54
Adjustments to capitalised closure costs	0	0
Interest capitalised	424	275
Additions	7,551	5,110
Depreciation for the year	0	0
Impairment charges net of reversals	(9)	(87)
Disposals	(17)	(27)
Acquisitions, including fair value adjustment for contributed assets	7
Operations divested	0
Transfers and other movements	(4,372)	(10,053)
Property, plant and equipment at end of period	10,556	7,368	12,096
Non-current assets pledged as security	3,397	3,715
Depreciation for the year	0	0
Capital works in progress | - cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	7,728
Property, plant and equipment at end of period	10,925	7,728
Capital works in progress | – accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(360)
Property, plant and equipment at end of period	(369)	(360)
Capitalised production phase stripping costs
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	2,326	2,505
Capitalisation of property, plant and equipment	423	325
Capitalisation offset by depreciation	580	324
Capitalised production phase stripping costs | Total for all subsidiaries
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation for the year	(411)	(216)	(246)
Depreciation for the year	411	216	$ 246
Capitalised production phase stripping costs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	1,947	2,069
Capitalised production phase stripping costs | Investment in equity accounted units
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	379	436
Plant and equipment | Fossil fuels
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	932
Property, plant and equipment at end of period	840	932
Plant and equipment | Renewables
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	2,456
Property, plant and equipment at end of period	$ 2,375	$ 2,456